Related party transactions - Transactions and balances during the year with subsidiaries (Details) $ in Millions	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Assets
Derivatives	$ 237,740	$ 268,637
Loans and advances to HSBC undertakings	108,462	102,039
Prepayments, accrued income and other assets	184,794	152,740
Investments in subsidiaries	157,700	152,300
Total assets	3,233,034	3,017,048	$ 3,038,677
Liabilities
Derivatives	237,854	264,448
Accruals, deferred income and other liabilities	142,123	130,340
Subordinated liabilities	28,406	25,958
Total liabilities	3,027,368	2,824,775
HSBC Holdings
Assets
Cash and balances with HSBC undertakings	5,079	2,548	$ 7,029
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	67,217	61,286
Derivatives	1,942	3,054
Loans and advances to HSBC undertakings	40,500	37,677
Prepayments, accrued income and other assets	3,583	4,353
Investments in subsidiaries	157,728	152,337
Total assets	293,020	274,257
Liabilities
Amounts owed to HSBC undertakings	89	231
Derivatives	3,451	5,340
Accruals, deferred income and other liabilities	2,286	3,097
Subordinated liabilities	26,114	23,548
Total liabilities	$ 153,871	138,118
Member of defined benefit plan, number of employees | employee	1
Total for all subsidiaries
Assets, highest amount during the year
Cash and balances with HSBC undertakings	$ 7,613	9,342
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	70,015	66,030
Derivatives	3,102	3,391
Loans and advances to HSBC undertakings	40,500	37,677
Prepayments, accrued income and other assets	6,126	7,108
Investments in subsidiaries	157,728	160,805
Total related party assets at 31 Dec	285,084	284,353
Assets
Cash and balances with HSBC undertakings	5,079	2,548
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	67,217	61,286
Derivatives	1,942	3,054
Loans and advances to HSBC undertakings	40,500	37,677
Prepayments, accrued income and other assets	3,416	4,216
Investments in subsidiaries	157,728	152,337
Total assets	275,882	261,118
Liabilities, highest amount during the year
Amounts owed to HSBC undertakings	192	231
Derivatives	5,412	7,944
Accruals, deferred income and other liabilities	2,184	399
Subordinated liabilities	0	1,202
Total related party liabilities at 31 Dec	7,788	9,776
Liabilities
Amounts owed to HSBC undertakings	89	231
Derivatives	3,451	5,340
Accruals, deferred income and other liabilities	53	194
Subordinated liabilities	0	0
Total liabilities	3,593	5,765
Guarantees and commitments, highest amount during the year	7,318	7,440
Guarantees and commitments	$ 6,983	$ 7,327